Debt - Schedule of Debt (Details)	12 Months Ended
	Mar. 31, 2018 USD ($)		Mar. 31, 2018 EUR (€)	Mar. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Apr. 03, 2017 USD ($)	Mar. 31, 2017 USD ($)		Mar. 31, 2017 EUR (€)	Apr. 01, 2016 EUR (€)
Short-term debt and current maturities of long-term debt
Current maturities of long-term debt	$ 439,000,000						$ 55,000,000
Current maturities of capitalized lease liabilities	616,000,000						37,000,000
Short-term debt and current maturities of long term debt	1,918,000,000	[1]					738,000,000	[2]
Long-term debt, net of current maturities
Long-term debt	7,147,000,000						2,317,000,000
Less: current maturities of long-term debt and capitalized lease liabilities	1,055,000,000						92,000,000
Long-term debt, net of current maturities	6,092,000,000	[1]					2,225,000,000	[2]
Debt Information [Abstract]
Face amount	1,500,000,000.0
Credit facility amount maturing in 2021	753,000,000
Credit facility amount maturing in 2023	514,000,000
Revolving credit facility
Long-term debt, net of current maturities
Line of credit	0
Credit facility | Revolving credit facility
Long-term debt, net of current maturities
Line of credit	0						678,000,000
Debt Information [Abstract]
Amount of multi-year committed revolving credit facility	3,810,000,000
Credit facility amount maturing in 2021	70,000,000
Credit facility amount maturing in 2023	3,740,000,000
Capitalized lease liabilities
Long-term debt, net of current maturities
Long-term debt	1,235,000,000						104,000,000
Borrowings for assets acquired under long-term financing
Long-term debt, net of current maturities
Line of credit	405,000,000						77,000,000
Mandatorily redeemable preferred stock outstanding, due March 2023
Long-term debt, net of current maturities
Long-term debt	$ 61,000,000						61,000,000
Debt Information [Abstract]
Effective interest rate	6.00%		6.00%	6.00%
Other borrowings
Long-term debt, net of current maturities
Long-term debt	$ 113,000,000						4,000,000
GBP term loan | Loans payable
Long-term debt, net of current maturities
Long-term debt	$ 260,000,000						233,000,000
Debt Information [Abstract]
Basis spread on variable rate	0.65%
EUR term loan | Loans payable
Long-term debt, net of current maturities
Long-term debt	$ 493,000,000						0
Debt Information [Abstract]
Effective interest rate	1.75%		1.75%	1.75%
USD term loan | Loans payable
Long-term debt, net of current maturities
Long-term debt	$ 0						571,000,000
Debt Information [Abstract]
Basis spread on variable rate	0.50%
AUD term loan | Loans payable
Long-term debt, net of current maturities
Long-term debt	$ 210,000,000						76,000,000
EUR term loan | Loans payable
Long-term debt, net of current maturities
Long-term debt	$ 187,000,000						0
Debt Information [Abstract]
Effective interest rate	0.90%		0.90%	0.90%
Face amount						$ 315,000,000
USD term loan | Loans payable
Long-term debt, net of current maturities
Long-term debt	$ 899,000,000						0
Debt Information [Abstract]
Face amount						1,300,000,000
$500 million Senior notes | Senior notes
Long-term debt, net of current maturities
Long-term debt	$ 502,000,000						0
Debt Information [Abstract]
Effective interest rate	2.875%		2.875%	2.875%
Face amount	$ 500,000,000
$650 million Senior notes | Senior notes
Long-term debt, net of current maturities
Long-term debt	646,000,000						0
Debt Information [Abstract]
Face amount	$ 650,000,000
$274 million Senior notes | Senior notes
Long-term debt, net of current maturities
Long-term debt					$ 278,000,000		0
Debt Information [Abstract]
Effective interest rate	4.45%		4.45%	4.45%
Face amount	$ 274,000,000
$171 million Senior notes | Senior notes
Long-term debt, net of current maturities
Long-term debt	$ 173,000,000						453,000,000
Debt Information [Abstract]
Effective interest rate	4.45%		4.45%	4.45%
Face amount	$ 171,000,000
$500 million Senior notes | Senior notes
Long-term debt, net of current maturities
Long-term debt	$ 507,000,000						0
Debt Information [Abstract]
Effective interest rate	4.25%		4.25%	4.25%
Face amount	$ 500,000,000
£250 million Senior notes | Senior notes
Long-term debt, net of current maturities
Long-term debt	$ 346,000,000						0
Debt Information [Abstract]
Effective interest rate	2.75%		2.75%	2.75%
Face amount			€ 250,000,000	£ 250,000,000
$500 million Senior notes | Senior notes
Long-term debt, net of current maturities
Long-term debt	$ 509,000,000						0
Debt Information [Abstract]
Effective interest rate	4.75%		4.75%	4.75%
Face amount	$ 500,000,000
$234 million Senior notes | Senior notes
Long-term debt, net of current maturities
Long-term debt	$ 277,000,000						0
Debt Information [Abstract]
Effective interest rate	7.45%		7.45%	7.45%
Face amount	$ 234,000,000
Lease credit facility | Secured debt
Long-term debt, net of current maturities
Long-term debt	46,000,000						60,000,000
CSC Notes | Senior notes
Long-term debt, net of current maturities
Long-term debt	171,000,000
Debt Information [Abstract]
Principal amount before conversion	274,000,000
$300 million Senior notes | Senior notes
Debt Information [Abstract]
Principal amount before conversion	234,000,000
Senior Notes Due 2030 | Senior notes
Debt Information [Abstract]
Face amount	$ 66,000,000
Minimum | Credit facility | Revolving credit facility
Debt Information [Abstract]
Effective interest rate	1.40%		1.40%	1.40%
Minimum | Capitalized lease liabilities
Debt Information [Abstract]
Effective interest rate	0.30%		0.30%	0.30%
Minimum | Borrowings for assets acquired under long-term financing
Debt Information [Abstract]
Effective interest rate	2.30%		2.30%	2.30%
Minimum | Other borrowings
Debt Information [Abstract]
Effective interest rate	0.50%		0.50%	0.50%
Minimum | GBP term loan | Loans payable
Debt Information [Abstract]
Effective interest rate	1.00%		1.00%	1.00%
Minimum | USD term loan | Loans payable
Debt Information [Abstract]
Effective interest rate	1.20%		1.20%	1.20%
Minimum | AUD term loan | Loans payable
Debt Information [Abstract]
Effective interest rate	2.90%		2.90%	2.90%
Minimum | USD term loan | Loans payable
Debt Information [Abstract]
Effective interest rate	2.20%		2.20%	2.20%
Minimum | $650 million Senior notes | Loans payable
Debt Information [Abstract]
Effective interest rate	2.30%		2.30%	2.30%
Minimum | Lease credit facility | Secured debt
Debt Information [Abstract]
Effective interest rate	1.90%		1.90%	1.90%
Maximum | Credit facility | Revolving credit facility
Debt Information [Abstract]
Effective interest rate	1.60%		1.60%	1.60%
Maximum | Capitalized lease liabilities
Debt Information [Abstract]
Effective interest rate	6.70%		6.70%	6.70%
Maximum | Borrowings for assets acquired under long-term financing
Debt Information [Abstract]
Effective interest rate	4.00%		4.00%	4.00%
Maximum | Other borrowings
Debt Information [Abstract]
Effective interest rate	14.00%		14.00%	14.00%
Maximum | GBP term loan | Loans payable
Debt Information [Abstract]
Effective interest rate	1.40%		1.40%	1.40%
Maximum | USD term loan | Loans payable
Debt Information [Abstract]
Effective interest rate	2.30%		2.30%	2.30%
Maximum | AUD term loan | Loans payable
Debt Information [Abstract]
Effective interest rate	3.10%		3.10%	3.10%
Maximum | USD term loan | Loans payable
Debt Information [Abstract]
Effective interest rate	3.10%		3.10%	3.10%
Maximum | $650 million Senior notes | Loans payable
Debt Information [Abstract]
Effective interest rate	3.00%		3.00%	3.00%
Maximum | Lease credit facility | Secured debt
Debt Information [Abstract]
Effective interest rate	2.90%		2.90%	2.90%
Euro-denominated commercial paper
Short-term debt and current maturities of long-term debt
Short term debt	$ 863,000,000						$ 646,000,000
Debt Information [Abstract]
Amount of multi-year committed revolving credit facility | €									€ 1,000,000,000	€ 500,000,000
Euro-denominated commercial paper | Minimum
Debt Information [Abstract]
Weighted average interest rate	(0.10%)		(0.10%)	(0.10%)
Euro-denominated commercial paper | Maximum
Debt Information [Abstract]
Weighted average interest rate	0.02%		0.02%	0.02%
Loans payable
Debt Information [Abstract]
Basis spread on variable rate	1.75%
Capital Lease Obligations | Minimum
Debt Information [Abstract]
Effective interest rate	0.30%		0.30%	0.30%
Capital Lease Obligations | Maximum
Debt Information [Abstract]
Effective interest rate	6.70%		6.70%	6.70%
LIBOR | Minimum | USD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	0.75%
LIBOR | Maximum | USD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	1.50%
Federal Funds Rate | USD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	0.50%
One-month LIBOR | USD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	1.00%
Bank Bill Swap Bid Rate | Minimum | AUD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	0.95%
Bank Bill Swap Bid Rate | Maximum | AUD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	1.45%
Eurocurrency Rate | Minimum | EUR term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	0.75%
Eurocurrency Rate | Minimum | USD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	1.00%
Eurocurrency Rate | Maximum | EUR term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	1.35%
Eurocurrency Rate | Maximum | USD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	1.75%
Base rate | Minimum | USD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	0.00%
Base rate | Maximum | USD term loan | Loans payable
Debt Information [Abstract]
Basis spread on variable rate	0.75%
Three-month LIBOR | $650 million Senior notes | Senior notes
Debt Information [Abstract]
Basis spread on variable rate	0.95%
Hewlett Packard Enterprise Services | $300 million Senior notes | Senior notes
Debt Information [Abstract]
Face amount						$ 300,000,000

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.